Accounts receivable - Movement of accounts receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable
Beginning balance	$ 8,602,526	$ 5,144,457
Increased during the year	30,186,725	31,979,662
Less: collected during the year	(24,233,499)	(28,117,799)
Exchange rate difference	(728,161)	(403,794)
Ending balance	$ 13,827,591	$ 8,602,526